OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281

June 8, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Emerging Markets Debt Fund
           Initial Registration Statement on Form N-1A

    File No. 811-22400; Reg. No. 333-165865

To the Securities and Exchange Commission:

On behalf of Oppenheimer Emerging Markets Debt Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is an amendment (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement") filed on April 1, 2010.

This Amendment includes our response letter in connection with the Commission Staff's comments on and our revisions to the Registration Statement, the Fund's financial statements, the consent of the Fund's Independent Registered Public Accounting Firm, the opinion and consent of counsel regarding the legality of the securities being registered, and exhibits required under Part C. Also enclosed with this filing, in a separate letter, is a request that the Registration Statement be declared effective on or before June 15, 2010.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate receiving any further comments the Commission Staff may have as soon as possible. Please direct any communications relating to this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.5089
nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Very truly yours,

/s/ Amee Kantesaria

Amee Kantesaria, Esq.
Vice President and Assistant Counsel

cc:     Valerie J. Lithotomos, Esq.
          K&L Gates LLP

          KPMG LLP

          Gloria LaFond

          Nancy Vann